FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2016 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		$ 5,198,654		$ 5,158,789
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	[1]	58,425
Financial liabilities, at fair value	[1]			10,903
Other financial assets [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		2,654
Other financial assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		55,771
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		5,256
Financial liabilities, at fair value		5,256		87,027
Hedging liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		5,256
Financial liabilities at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	[2]	5,198,654
Financial liabilities, at fair value	[2]			5,158,789
Financial liabilities at amortised cost, category [member] | Bonds issued in US dollars [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		2,135,893
Financial liabilities at amortised cost, category [member] | Bonds issued in US dollars [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		2,135,893
Financial liabilities at amortised cost, category [member] | Bonds issued in UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value |	[3]		1,333,087
Financial liabilities at amortised cost, category [member] | Bonds issued in UF [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value |	[3]		1,333,087
Financial liabilities at amortised cost, category [member] | Bank borrowings in other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		870,399
Financial liabilities, at fair value		23,358		926,070
Financial liabilities at amortised cost, category [member] | Bank borrowings in other Currencies [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		23,358
Financial liabilities at amortised cost, category [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		107,363
Financial liabilities, at fair value		107,363		108,980
Financial liabilities at amortised cost, category [member] | Finance lease [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		107,363
Financial liabilities at amortised cost, category [member] | Bank borrowings in US dollars [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		870,399
Financial liabilities at amortised cost, category [member] | Bank borrowings in US dollars [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		870,399
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		137
Financial liabilities, at fair value		137		336
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		137
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	[4]	74,849
Financial liabilities, at fair value	[4]			198,582
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		1,679
Financial liabilities, at fair value				3,166
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		1,679
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	[5]	73,170
Financial liabilities, at fair value	[5]			$ 195,416
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		$ 73,170

[1]	Includes guarantee fund for derivatives which correspond to the collateral under swap agreements.
[2]	Financial liabilities measured at amortized cost, other than “Trade and other payables” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
[3]	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
[4]	Assets measured at fair value through profit or loss other than mutual funds classified as cash equivalents, are presented in the line item “other financial assets” in the consolidated statements of financial position.
[5]	Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.